Property and Equipment, Net and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 36,520	$ 17,517
Less: accumulated depreciation and amortization	(5,406)	(2,803)
Property and Equipment, net	31,114	14,714
Land
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	2,196	2,086
Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	11,273	5,291
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	3,474	1,944
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	8,323	4,808
Vehicles
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	1,057	721
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	961	714
Construction in progress
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 9,236	$ 1,953